Basis of Presentation	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation
1.	Basis of Presentation
The accompanying Navigator Holdings Ltd. (the “Company”), unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary for a fair presentation of the financial position of the Company and its subsidiaries as of June 30, 2020; the results of operations for the three and six months ended June 30, 2019 and 2020, the statement of stockholders’ equity for the three and six months ended June 30, 2019 and 2020, and cash flows for the six months ended June 30, 2019 and 2020. Unless the context otherwise requires, all references in the unaudited condensed consolidated financial statements to “our,” “we,” and “us” refer to the Company.
The six month period ended June 30, 2020 includes an out of period adjustment in the unaudited condensed consolidated statement of operations of an additional $0.5 million in general and administrative costs and a decrease of $0.8 million in interest expense, resulting in an overall decrease in the net loss for the six months ended June 30 2020 of $0.3 million, and in the unaudited condensed consolidated balance sheets at June 30, 2020, an increase to the investment in the equity accounted joint ventures of $0.3 million. Management believes this out of period adjustment is not material to the current period unaudited condensed consolidated financial statements or any previously issued financial statements and is not expected to be material to the annual consolidated financial statements for the year ending December 31, 2020. There was no impact on the net income for the three months ended June 30, 2020.
A discussion of the Company’s going concern as of the date of issuance of the consolidated financial statements for the year ended December 31, 2019 can be found in the Company’s consolidated financial statements included in the Annual Report on Form
20-F
for the year ended December 31, 2019, filed with the SEC on May 11, 2020 (as amended by the Form
20-F/A
filed with the SEC on May 22, 2020, the “2019 Annual Report”). That discussion concluded

that there was
 substantial doubt about the Company’s ability to continue as a going concern as a result of the negative impacts of COVID-19; the uncertainty related to the potential cash collateral obligations; the potential inability of the Company to maintain its minimum liquidity covenants or to remain in compliance with its interest coverage covenants; and the uncertainty of the ability to refinance or to repay its $100 million bonds when they were to mature in February 2021. All of these uncertainties have now either been resolved by recent events or in management’s view have been alleviated, as detailed below
On August 4, 2020, the Terminal Facility was amended to allow the Company an early true-up
of $34.0 million, enabling those funds to be immediately drawn, rather than waiting for a true-up
on practical completion of the Marine Export Terminal later in 2020, for general corporate purposes due to previous capital contributions for the Marine Export Terminal being paid from the Company’s own resources.
On September 17, 2020, the Company has entered into a new $210.0 million revolving credit facility to refinance one of its secured credit facilities which will enable the Company to borrow approximately an additional $30.0 million for general corporate purposes.
We provide cash collateral as security against unrealized losses on our cross-currency interest rate swap and in the event the Norwegian Kroner weakens against the U.S. dollar, additional cash security is placed into a collateral account. Since June 30, 2020, when there was $8.2 million in the collateral account, favourable movements in the exchange rate have resulted in a reduction of $2.6 million in the required funds to be placed into the collateral account, resulting in a balance of $5.6 million in the account on
Octo
ber
15
, 2020.
On September 10, 2020, the Company issued new senior unsecured $100 million 2020 Bonds for the purpose of refinancing its senior unsecured $100 million 2017 Bonds, which were scheduled to mature in February 2021. The 2020 Bonds will mature in September 2025 and have a fixed coupon of 8.00% per annum. The 2017 Bonds were redeemed in full on September 15, 2020.
Whilst the above early true-up and refinanced revolving credit facility will incur additional interest costs, U.S. LIBOR reduced significantly during the six months ended June 30, 2020, which has reduced our borrowing costs over the same period and U.S. LIBOR is expected to remain low for the foreseeable future. The negative impact of the global pandemic has not reduced the demand for the LPG markets we serve, or petrochemicals and ammonia to the extent first feared and we do not expect, given our research, that it will reduce to such a significant extent as a result of the pandemic that earnings be reduced to such a degree that we risk breaching our interest coverage covenant. In addition all our customer relationships have been maintained with no defaults to charter contracts having occurred. Management therefore believe that the risk of non-compliance with our interest coverage ratio covenants and the possible need to seek a waiver has been alleviated.
In addition, the Company has increased its liquidity headroom by enabling the immediate drawdown of $34.0 million for general corporate purposes from the Terminal Facility and the availability of an additional $30 million from the refinancing of one of its vessel loan facilities; as well as having refinanced its $100 million unsecured bonds which were scheduled to mature in February 2021, management believes that there is no longer substantial doubt that the Company will be able to pay its obligations as they fall due.

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the 2019 Annual Report. There have been no material changes to these policies in the six month period ended June 30, 2020, apart from the below:
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas Co. Ltd. to form and manage the Luna Pool. We refer to the Company and Greater Bay Gas Co. Ltd. collectively as the “Pool Participants”. As part of the formation of the Luna Pool, a new entity, Luna Pool Agency Ltd. (“Pool Agency”) was established in May 2020. The Pool Participants jointly own the Pool Agency on an equal basis and both have equal board representation. The Pool Participants manage and participate in the activities of the Luna Pool through an executive committee comprising equal membership from both Pool Participants. Certain decisions made by the executive committee as to the operations of the Luna Pool require the unanimous agreement of both participants with others requiring a majority of votes. At this time we control 66% of the votes. The Company’s wholly owned subsidiary, NGT Services (UK) Limited acts as commercial manager (“Commercial Manager”) to the Luna Pool.
Under the Pool Agreement, the Commercial Manager is responsible, as agent, for the marketing and chartering of the participating vessels, collection of revenues and paying voyage costs such as port call expenses, bunkers and brokers’ commissions in relation to charter contracts, but the vessel owners continue to be fully responsible for the financing, insurance, crewing and technical management of their respective vessels. The Commercial Manager, receives a fee based on the net revenue of the Luna Pool, which is levied on the Pool Participants and was $0.1 million for the three and six months ended June 30, 2020 and is presented as other income on our unaudited consolidated statements of operations.
The investment in the Pool Agency created a 50/50 joint venture with Greater Bay Gas Co. Ltd. as outlined by Accounting Standards Codification (“ASC”) 323. The Company’s investment in the Pool Agency is accounted for as an equity investment in accordance with the guidance within ASC 810 and ASC 323. Therefore, we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the entity’s operating and financial policies.
Pool revenues and expenses within the Luna Pool are accounted for in accordance with ASC 808, Collaborative Arrangements, when two (or more) parties are active participants in the arrangement and exposed to significant risk and rewards dependent on the commercial success of the activity. Pool earnings (gross earnings of the pool less costs and overheads of the Luna Pool and fees to the Commercial Manager) are aggregated and then allocated to the Pool Participants in accordance with an apportionment for each participant’s vessels multiplied by the number of days each of their vessels are on hire in the pool during the relevant period and therefore the Company is exposed to risk and rewards dependent on the commercial success of the Luna Pool. We have concluded that the Company is an active participant due to its representation on the executive committee and the participation of the Commercial Manager, as is the other Pool Participant.
We have presented our share of net income earned under the Luna Pool collaborative arrangement across a number of lines in our unaudited consolidated statements of operations. For net revenues and expenses incurred specifically to the Company’s vessels and for which we are deemed to be the principal, these are presented gross on the face of our unaudited consolidated statements of operations within operating revenues, voyage expenses and brokerage commissions. Our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool collaborative arrangement is presented on the face of our unaudited consolidated statements of operations within operating revenue – Luna Pool collaborative arrangements. The other Pool Participant’s share of pool net revenues generated by our vessels in the pool is presented on the face of our unaudited consolidated statements of operations within voyage expenses – Luna Pool collaborative arrangements. The Commercial Manager’s fee is presented on the face of our unaudited consolidated statements of operations as other income.
The Luna Pool became operational during the quarter ended June 30, 2020. The impact on our unaudited consolidated statement
s
of operations for the three
 and si
x
 months ended June 30, 2020 was a recognition of operating revenue from Luna Pool collaborative arrangements of $2.6 million and voyage expenses from Luna Pool collaborative arrangements of $3.0 million.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments—Credit Losses, which changes the recognition model for the impairment of financial instruments, including accounts receivable, loans and held-to-maturity
debt securities, among others. The Company adopted this guidance as of January 1, 2020.
Using the modified retrospective method, reporting periods beginning after January 1, 2020, are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. The adoption of Topic 326 did not have a material impact on our consolidated financial statements. The total provision on transition was $0.1 million and has been presented as an adjustment to equity in the unaudited condensed consolidated statements of shareholders’ equity. For the amounts calculated for Current Expected Credit Loss (“CECL”) model for the three and six month periods ended June 30, 2020, since transition, the Company has recognized an expense in the unaudited consolidated statement of operations. As the amount is immaterial, it is presented within general and administration costs rather than a separate line. For financial assets measured at amortized cost within the scope of Topic 326, we have separately presented on the statement of financial position the allowance for credit losses as a contra-asset that is deducted from the asset’s amortized cost basis.
Management have assessed the financial assets that fall under the scope of the new standard and have determined how to apply the model to each one. Cash, cash equivalents and restricted cash are considered to have zero risk of loss based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure, and as such no impairment allowance has been recognized. Trade receivables are presented net of allowances for doubtful debt based on observable events and expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate provision for doubtful accounts. The expected credit loss allowance is calculated using loss rates which reflect similar risk characteristics. Management have considered that trade receivables should be split into two pools with similar risk characteristics. Pool 1 consists of freight and recharge receivables for which management have made estimates of losses based on an aging matrix. Pool 2 consists of demurrage receivables where the percentage historical recovery/loss data over the last five years is utilized to model an estimate of expected credit losses. Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances. Contract assets have been deemed as being at remote risk as there have been no historical contract assets recognized which were not subsequently invoiced to customers and paid. The risk of expected losses for these assets is deemed to be remote and an appropriate percentage of expected losses has been applied to the whole balance.

The activity in the allowance for credit losses for financial assets within the scope of ASU
2016-13
for the six months ended June 30, 2020 was as follows:

(in thousands)
Beginning balance as of December 31, 2019	$—
Allowance recognized on transition	151
Current period provision for expected credit losses	77
Write-off charged against allowance	—
Recoveries of amounts previously written off	—

Ending balance as of June 30, 2020	$228

In November 2018, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses which, amongst other things, clarifies that receivables arising from operating leases are not within the scope of the credit losses standard, but rather, should be accounted for in accordance with the new leasing standard, ASC 842, which was adopted by the Company on January 1, 2019. The amendments relating to ASU
2016-13,
Topic 326, were adopted on January 1, 2020 and did not have a material impact on our consolidated financial statements.
In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments which, amongst other things, clarifies certain aspects of accounting for credit losses, hedging activities and financial instruments respectively. The amendments within ASU
2019-04
have various effective dates of adoption. The amendments relating to Topic 326 and Topic 825 were adopted on January 1, 2020 and did not have a material impact on our consolidated financial statements. The amendments within ASU
2019-04
relating to Topic 815, Derivatives and Hedging were effective from the first annual reporting period beginning after April 25, 2019, which for the Company was from January 1, 2020 and we adopted the amendments on that date. The Company has no derivatives for which hedge accounting has been applied and as such, the amendments contained in this section of ASU
2019-04
are not applicable and there was no impact on our consolidated financial statements on adoption.
In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief which provides transition relief for entities adopting the credit losses standard, ASU
2016-13.
Specifically, ASU
2019-05
amends ASU
2016-13
to allow companies to irrevocably elect, on adoption of ASU
2016-13,
the fair value option for financial instruments that were previously recorded at amortized cost, are within the scope of the guidance in ASC
326-20,
are eligible for the fair value option under ASC
825-20
and are not
held-to-maturity
debt securities. ASU
2019-05
is required to be adopted at the same time as ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2019-05
on January 1, 2020. The adoption of this amendment did not have a material impact on our consolidated financial statements or related disclosures.
In May 2019, the FASB issued ASU
2019-11,
Financial Instruments—Credit Losses (Topic 326): Codification Improvements, which revises certain aspects of the new guidance on Topic 326 for credit losses. Matters addressed in this amendment include purchased credit-deteriorated assets, transition relief for troubled debt restructurings, disclosure relief for accrued interest receivable, and financial assets secured by collateral maintenance provisions. ASU
2019-11
is required to be adopted at the same time as ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2019-11
on January 1, 2020 and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.
In February 2020, the FASB issued ASU
2020-02,
Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842): Amendments to the Securities and Exchange Commission (“SEC”) Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update
No. 2016-02,
Leases (Topic 842). ASU
2020-02
adds an SEC paragraph to Topic 326 pursuant to the issuance of SEC Staff Accounting Bulletin No. 119 and applies to all registrants that are creditors in loan transactions that, individually or in the aggregate, have a material effect on the registrant’s financial condition. The staff guidance is applicable upon a registrant’s adoption of ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2020-02
on January 1, 2020 and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.
In November 2018, the FASB issued ASU
2018-18,
which amends ASC 808 to clarify when transactions between participants in a collaborative arrangement under ASC 808 are within the scope of the FASB’s new revenue standard, ASU
2014-09,
‘Topic 606’. Before the issuance of ASU
2018-18,
Topic 606 specifically excluded certain elements of collaborative arrangements from the scope of Topic 606. ASU
2018-18
amends Topic 606 to clarify that certain transactions between participants in a collaborative arrangement may be partially within the scope of Topic 606 when the counterparty is a customer. In a transaction between collaborative participants, an entity is precluded by ASU
2018-18
from presenting a transaction together with “revenue from contracts with customers” unless the entity applies the guidance in ASC 606 to a unit of account that is within the scope of ASC 606. The standard was effective for reporting periods after December 15, 2019. We adopted ASU
2018-18
on January 1, 2020. Prior to the formation of the Luna Pool collaborative arrangement commencing in April 2020, this amendment was not applicable to us, as we had not entered into any collaborative arrangements before this date. The adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.
In October 2018, the FASB issued ASU
2018-17,
Consolidation (Topic 810), which contains updated guidance for the financial reporting associated with consolidation of variable interest entities (VIEs). ASU
2018-17
is required to be adopted for public business entities by January 1, 2020. The Company adopted this guidance as of January 1, 2020. This ASU did not have a significant impact on our consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement, (Topic 820), which modifies the disclosure requirements for financial instruments measured at fair value. ASU
2018-13
is required to be adopted for public business entities by January 1, 2020, with early adoption permitted from the date of issuance of ASU
2018-13.
The Company adopted this guidance as of January 1, 2020. The standard removes the disclosure requirements for, the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing transfers between levels and the valuation processes for Level 3 fair value measurements. This ASU did not have a significant impact on our consolidated financial statements and disclosures, as we have no Level 3 measurements.
These unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance U.S. GAAP for interim reporting. As such, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. It is recommended that these financial statements be read in conjunction with our consolidated financial statements and notes thereto for the year ended December 31, 2019 included in our 2019 Annual Report. The results for the three and six months ended June 30, 2020 are not necessarily indicative of results for the full 2020 fiscal year or any other future periods.
Recent Accounting Pronouncements
On December 18, 2019, the FASB issued ASU
2019-12,
which modifies ASC 740 to simplify the accounting for income taxes, by removing certain exceptions to the general principles in Topic 740 and improve consistent application by clarifying and amending existing guidance. The amendments to this standard are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period for which financial statements have not been issued, with the amendments to be applied on a retrospective, modified retrospective or prospective basis, depending on the specific amendment. The Company is currently evaluating the requirements of this standard. The standard is not expected to have a material impact on the Company’s financial statements.
In January 2020, the FASB issued ASU
2020-01,
Clarifying the Interactions Between Topic 321, Topic 323, and Topic 815. The amendments in ASU
2020-01
make improvements related to the accounting for (1) an equity security under the measurement alternative before application or after discontinuation of the equity method of accounting and (2) forward contracts and purchased options to acquire an equity instrument that will be accounted for under Topic 323. The guidance is effective for annual and interim periods beginning after December 15, 2020 for public business entities and an entity may early adopt the guidance in any annual or interim period after issuance. We plan to adopt these amendments on January 1, 2021 and we are currently assessing the impact that the updates will have on our consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides guidance to alleviate the burden in accounting for reference rate reform by allowing certain expedients and exceptions in applying generally accepted accounting principles to contract modifications, hedging relationships, and other transactions impacted by reference rate reform. The provisions of ASU
2020-04
apply only to those transactions that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. Adoption of the provisions of ASU
2020-04
is optional and is effective from March 12, 2020 through December 31, 2022. We have not yet adopted this ASU and are currently evaluating the impact of ASU
2020-04
on our condensed consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40),
which provides guidance to simplify the issuer’s accounting for convertible debt instruments and, among other changes, eliminates some of the conditions for equity classification in for contracts in an entity’s own equity and requires enhanced disclosures surrounding the terms and features of convertible instruments. The guidance is effective for annual periods beginning after December 15, 2021 and interim periods within that annual period for public business entities and an entity may early adopt the guidance for annual periods beginning after December 15, 2020. We plan to adopt these amendments on January 1, 2022 and we do not expect this ASU to have a significant impact on our consolidated financial statements and disclosures, as we currently have no convertible debt instruments.